Finance Lease Right-of-Use Assets, Net (Details)	6 Months Ended
Dec. 31, 2022
Finance Lease Right of Use Assets [Abstract]
Term of right of use asset of financial lease	10 years
Percentage discount rate	4.90%
Amortization period	10 years